Financial instruments - Additional information (Details)	9 Months Ended
Sep. 30, 2019
Debt securities | Minimum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	6.40%
Debt securities | Maximum
Disclosure of detailed information about financial instruments
Debt instrument interest rate	9.90%
Long-term loans | Maximum
Disclosure of detailed information about financial instruments
Financial assets maturity	8 years
Long-term loans | Comparable marketable interest rate | Minimum
Disclosure of detailed information about financial instruments
Measurement input	0.09
Long-term loans | Comparable marketable interest rate | Maximum
Disclosure of detailed information about financial instruments
Measurement input	0.35